Income Taxes - Summary of Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Schedule Of Income Taxes [Line Items]
Income tax benefit (provision)	$ (1)	$ 84	$ (2)	$ 66	$ 0
Income (Loss) before Income Taxes		$ 1,060	$ (44)	$ 1,164
Effective tax rate		(8.00%)	(5.00%)	(6.00%)